November 16, 2017

DBX ETF TRUST

Xtrackers USD High Yield Corporate Bond ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus, each dated December 2, 2016, and as each may be supplemented from time to time

The Board of Trustees of DBX ETF Trust (the “Trust”) has approved a reduction in the Fund’s annual unitary management fee rate to 0.20% and accordingly terminated the Adviser’s voluntary expense limitation that limited that Fund’s operating expenses at 0.20% per year because of the redundancy. The reduction in the unitary management fee and the termination of the Adviser’s voluntary expense limitation for the Fund became effective as of November 14, 2017.

Accordingly, effective that date, the Summary Prospectus and Statutory Prospectus for the Fund is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers USD High Yield Corporate Bond ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.20
Other Expenses	None
Total Annual Fund Operating Expenses	0.20

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers USD High Yield Corporate Bond ETF —Fees and Expenses—Example”:

1 Year	3 Years
$20	$64

Please retain this supplement for future reference.

November 16, 2017

DBX ETF TRUST

Xtrackers USD High Yield Corporate Bond ETF

(the “Fund”)

Supplement to the Fund’s Statement of Additional Information dated December 2, 2016, as supplemented from time to time

The Board of Trustees of DBX ETF Trust (the “Trust”) has approved a reduction in the Fund’s unitary management fee to 0.20% and accordingly terminated the Adviser’s voluntary expense limitation that limited that Fund’s operating expenses at 0.20% because of the redundancy. The reduction in the unitary management fee and the termination of the Adviser’s voluntary expense limitation for the Fund became effective as of November 14, 2017.

Accordingly, effective that date, the Statement of Additional Information for the Fund will be revised as follows:

The information with respect to the Fund in the chart following the third paragraph of the section of the Statement of Additional Information entitled “Investment Advisory, Administrative and Distribution Services—Investment Adviser” is hereby deleted and replaced with the following:

Fund	Fee
Xtrackers USD High Yield Corporate Bond ETF	0.20	*

*	Prior November 14, 2017, the Adviser received a unitary management fee at an annual rate equal to 0.25% of the Fund’s average daily net assets. However, prior to that date, a voluntary expense limitation limited the Fund’s operating expenses at 0.20%.

Please retain this supplement for future reference.